Annual Fund Operating Expenses - ERShares Global Entrepreneurs™	Oct. 27, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.56%
Fee Waiver or Reimbursement	(0.57%)	[3]
Net Expenses (as a percentage of Assets)	0.99%
Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.56%
Fee Waiver or Reimbursement	(0.57%)	[3]
Net Expenses (as a percentage of Assets)	0.99%
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.32%)	[3]
Net Expenses (as a percentage of Assets)	0.99%

[1]	“Other Expenses” are based on estimated expenses for the current fiscal year for the Class A shares and the Retail Class shares.
[2]	Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets reflected in the financial highlights because they do not include Acquired Fund Fees and Expenses (“AFFE”).
[3]	The adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); AFFE; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.98%, through October 31, 2027. This expense cap may not be terminated prior to this date except by the Board of Trustees of the Trust (“Board”). Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.